Invested assets and net new money (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Invested Assets And Net New Money [Line Items]
Disclosure of invested assets and net new money [text block]
Invested assets and net new money
	As of or for the year ended
USD billion	31.12.20	31.12.19
Fund assets managed by UBS	397	358
Discretionary assets	1,459	1,209
Other invested assets	2,331	2,040
Total invested assets[1]	4,187	3,607
of which: double counts	311	248
Net new money[1]	127	51
1 Includes double counts.

Development of invested assets
Development of invested assets
USD billion	2020	2019
Total invested assets at the beginning of the year[1]	3,607	3,101
Net new money	127	51
Market movements[2]	359	444
Foreign currency translation	96	6
Other effects	(1)	5
of which: acquisitions / (divestments)	0	(1)
Total invested assets at the end of the year[1]	4,187	3,607
1 Includes double counts. 2 Includes interest and dividend income.

UBS AG
Disclosure Of Invested Assets And Net New Money [Line Items]
Disclosure of invested assets and net new money [text block]
Invested assets and net new money
	As of or for the year ended
USD billion	31.12.20	31.12.19
Fund assets managed by UBS	397	358
Discretionary assets	1,459	1,209
Other invested assets	2,331	2,040
Total invested assets[1]	4,187	3,607
of which: double counts	311	248
Net new money[1]	127	51
1 Includes double counts.

Development of invested assets
Development of invested assets
USD billion	2020	2019
Total invested assets at the beginning of the year[1]	3,607	3,101
Net new money	127	51
Market movements[2]	359	444
Foreign currency translation	96	6
Other effects	(1)	5
of which: acquisitions / (divestments)	0	(1)
Total invested assets at the end of the year[1]	4,187	3,607
1 Includes double counts. 2 Includes interest and dividend income.